Fees Summary	Sep. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 398,129,928.00
Previously Paid Amount	0.00
Total Fee Amount	60,953.69
Total Offset Amount	0.00
Net Fee	$ 60,953.69